Concentrations (Details) - Schedule of Details of Customers Total Revenues - Customer Concentration Risk [Member] - Total Revenue [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount			$ 801,344	$ 2,291,651	$ 1,784,738
Total Revenue, Percentage	22.00%	27.00%	18.00%	36.00%	28.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount			$ 398,488	$ 834,911	$ 896,220
Total Revenue, Percentage	23.00%	14.00%	9.00%	13.00%	14.00%
Major Customers [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount			$ 1,199,832	$ 3,126,562	$ 2,680,958
Total Revenue, Percentage			27.00%	49.00%	42.00%